OPERATING AND SHORT-TERM LEASES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended		44 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Aug. 31, 2022	Aug. 31, 2021
Operating And Short-term Leases
Rent expenses	$ 30		$ 57
Right-of-use asset and liability	3,188	$ 5
Leased improvements		248
Operating lease	$ 482	$ 799
Annual consideration				$ 280	$ 240